Notes to the Balance Sheet Equity and Liabilities - Summary Of Detailed Information of Accrued Expenses Explanatory (Detail) - Accrued expenses [member] - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Accrued Expenses [Line Items]
Accruals for External Laboratory Services	€ 43,500	€ 24,383
Accrued Personnel Expenses from Payments to Employees and Management	17,320	13,975
Accruals for Outstanding Invoices	15,236	5,639
Accruals for Revenue Deductions from Product Sales	943	0
Accruals for Legal Fees	472	272
Accruals for Audit Fees and other related Costs	683	663
Accruals for License Payments	1,046	39
Total	€ 79,200	€ 44,971